Form N-1A Supplement	Mar. 31, 2026
WisdomTree True Developed International Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

On September 30, 2026, the WisdomTree True Developed International Index, WisdomTree International Equity Index, WisdomTree International High Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, and WisdomTree Europe SmallCap Dividend Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree True Developed International Fund in the Prospectus:

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Global Dividend Index with primary business activities (“Primary Business Activities”) in Canada, Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium,

Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third and fourth sentences in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 30%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Europe SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”) (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Effective immediately, the SAI is revised as described below.

•	The following is added as the last sentence to the “Applying the Calculated Volume Factor Adjustment” paragraph in the “Index Descriptions” section in the SAI:

With respect to the Japan SmallCap Dividend Index and Europe SmallCap Dividend Index, with the objective of managing turnover, current constituents whose initial weight at rebalance is within +/- 0.20% of their current Index weight, will not be adjusted and will maintain their current weight at rebalance.

•	The following replaces the “Applying a Weighting Threshold to Index Constituents” paragraph in the “Index Descriptions” section in the SAI:

•	Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, International Dividend Indexes, and Emerging Markets Dividend Indexes, except Quality Growth Indexes, U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, Defense Indexes, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index or above 5x or fall below 0.20x with respect to the Emerging Markets Dividend Indexes), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index, or 5x and 0.20x with respect to the Emerging Markets Dividend Indexes) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date. With respect to the International Dividend Indexes and Emerging Markets Dividend Indexes, in the case a solution cannot be found, the bands will be relaxed.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

On September 30, 2026, the WisdomTree True Developed International Index, WisdomTree International Equity Index, WisdomTree International High Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, and WisdomTree Europe SmallCap Dividend Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree True Developed International Fund in the Prospectus:

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Global Dividend Index with primary business activities (“Primary Business Activities”) in Canada, Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium,

Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third and fourth sentences in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 30%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Europe SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”) (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Effective immediately, the SAI is revised as described below.

•	The following is added as the last sentence to the “Applying the Calculated Volume Factor Adjustment” paragraph in the “Index Descriptions” section in the SAI:

With respect to the Japan SmallCap Dividend Index and Europe SmallCap Dividend Index, with the objective of managing turnover, current constituents whose initial weight at rebalance is within +/- 0.20% of their current Index weight, will not be adjusted and will maintain their current weight at rebalance.

•	The following replaces the “Applying a Weighting Threshold to Index Constituents” paragraph in the “Index Descriptions” section in the SAI:

•	Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, International Dividend Indexes, and Emerging Markets Dividend Indexes, except Quality Growth Indexes, U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, Defense Indexes, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index or above 5x or fall below 0.20x with respect to the Emerging Markets Dividend Indexes), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index, or 5x and 0.20x with respect to the Emerging Markets Dividend Indexes) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date. With respect to the International Dividend Indexes and Emerging Markets Dividend Indexes, in the case a solution cannot be found, the bands will be relaxed.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International High Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

On September 30, 2026, the WisdomTree True Developed International Index, WisdomTree International Equity Index, WisdomTree International High Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, and WisdomTree Europe SmallCap Dividend Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree True Developed International Fund in the Prospectus:

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Global Dividend Index with primary business activities (“Primary Business Activities”) in Canada, Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium,

Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third and fourth sentences in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 30%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Europe SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”) (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Effective immediately, the SAI is revised as described below.

•	The following is added as the last sentence to the “Applying the Calculated Volume Factor Adjustment” paragraph in the “Index Descriptions” section in the SAI:

With respect to the Japan SmallCap Dividend Index and Europe SmallCap Dividend Index, with the objective of managing turnover, current constituents whose initial weight at rebalance is within +/- 0.20% of their current Index weight, will not be adjusted and will maintain their current weight at rebalance.

•	The following replaces the “Applying a Weighting Threshold to Index Constituents” paragraph in the “Index Descriptions” section in the SAI:

•	Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, International Dividend Indexes, and Emerging Markets Dividend Indexes, except Quality Growth Indexes, U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, Defense Indexes, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index or above 5x or fall below 0.20x with respect to the Emerging Markets Dividend Indexes), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index, or 5x and 0.20x with respect to the Emerging Markets Dividend Indexes) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date. With respect to the International Dividend Indexes and Emerging Markets Dividend Indexes, in the case a solution cannot be found, the bands will be relaxed.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

On September 30, 2026, the WisdomTree True Developed International Index, WisdomTree International Equity Index, WisdomTree International High Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, and WisdomTree Europe SmallCap Dividend Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree True Developed International Fund in the Prospectus:

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Global Dividend Index with primary business activities (“Primary Business Activities”) in Canada, Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium,

Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third and fourth sentences in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 30%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Europe SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”) (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Effective immediately, the SAI is revised as described below.

•	The following is added as the last sentence to the “Applying the Calculated Volume Factor Adjustment” paragraph in the “Index Descriptions” section in the SAI:

With respect to the Japan SmallCap Dividend Index and Europe SmallCap Dividend Index, with the objective of managing turnover, current constituents whose initial weight at rebalance is within +/- 0.20% of their current Index weight, will not be adjusted and will maintain their current weight at rebalance.

•	The following replaces the “Applying a Weighting Threshold to Index Constituents” paragraph in the “Index Descriptions” section in the SAI:

•	Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, International Dividend Indexes, and Emerging Markets Dividend Indexes, except Quality Growth Indexes, U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, Defense Indexes, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index or above 5x or fall below 0.20x with respect to the Emerging Markets Dividend Indexes), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index, or 5x and 0.20x with respect to the Emerging Markets Dividend Indexes) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date. With respect to the International Dividend Indexes and Emerging Markets Dividend Indexes, in the case a solution cannot be found, the bands will be relaxed.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

On September 30, 2026, the WisdomTree True Developed International Index, WisdomTree International Equity Index, WisdomTree International High Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, and WisdomTree Europe SmallCap Dividend Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree True Developed International Fund in the Prospectus:

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Global Dividend Index with primary business activities (“Primary Business Activities”) in Canada, Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium,

Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third and fourth sentences in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 30%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Europe SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”) (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Effective immediately, the SAI is revised as described below.

•	The following is added as the last sentence to the “Applying the Calculated Volume Factor Adjustment” paragraph in the “Index Descriptions” section in the SAI:

With respect to the Japan SmallCap Dividend Index and Europe SmallCap Dividend Index, with the objective of managing turnover, current constituents whose initial weight at rebalance is within +/- 0.20% of their current Index weight, will not be adjusted and will maintain their current weight at rebalance.

•	The following replaces the “Applying a Weighting Threshold to Index Constituents” paragraph in the “Index Descriptions” section in the SAI:

•	Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, International Dividend Indexes, and Emerging Markets Dividend Indexes, except Quality Growth Indexes, U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, Defense Indexes, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index or above 5x or fall below 0.20x with respect to the Emerging Markets Dividend Indexes), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index, or 5x and 0.20x with respect to the Emerging Markets Dividend Indexes) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date. With respect to the International Dividend Indexes and Emerging Markets Dividend Indexes, in the case a solution cannot be found, the bands will be relaxed.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

On September 30, 2026, the WisdomTree True Developed International Index, WisdomTree International Equity Index, WisdomTree International High Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, and WisdomTree Europe SmallCap Dividend Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree True Developed International Fund in the Prospectus:

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Global Dividend Index with primary business activities (“Primary Business Activities”) in Canada, Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium,

Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third and fourth sentences in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International High Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 30%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree International SmallCap Dividend Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%.

•	The following replaces the sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Europe SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”) (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Effective immediately, the SAI is revised as described below.

•	The following is added as the last sentence to the “Applying the Calculated Volume Factor Adjustment” paragraph in the “Index Descriptions” section in the SAI:

With respect to the Japan SmallCap Dividend Index and Europe SmallCap Dividend Index, with the objective of managing turnover, current constituents whose initial weight at rebalance is within +/- 0.20% of their current Index weight, will not be adjusted and will maintain their current weight at rebalance.

•	The following replaces the “Applying a Weighting Threshold to Index Constituents” paragraph in the “Index Descriptions” section in the SAI:

•	Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, International Dividend Indexes, and Emerging Markets Dividend Indexes, except Quality Growth Indexes, U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, Defense Indexes, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index or above 5x or fall below 0.20x with respect to the Emerging Markets Dividend Indexes), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index, or 5x and 0.20x with respect to the Emerging Markets Dividend Indexes) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date. With respect to the International Dividend Indexes and Emerging Markets Dividend Indexes, in the case a solution cannot be found, the bands will be relaxed.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE